As filed with the Securities and Exchange Commission on July 18, 2011
Registration Nos. 333-106757
811-21394

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 15
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 17

COUNTRY Investors Variable Life Account
(Exact Name of Registrant)

COUNTRY Investors Life Assurance Company
(Name of Depositor)

1701 N. Towanda Avenue
Bloomington, Illinois 61701
1-309-821-3000
(Address and Telephone Number of Principal Executive Office)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Avenue
Bloomington, Illinois 61701
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485;
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies

COUNTRY INVESTORS LIFE ASSURANCE COMPANY

COUNTRY Investors Variable Life Account
Supplement Dated July 18, 2011
to the
Prospectus for
Individual Flexible Premium Variable Life Insurance Policy
(Dated May 1, 2011)

This Supplement amends certain information contained in your variable life insurance policy (“Policy”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

As described in your Prospectus, on July 15, 2011, each portfolio of the EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Fund
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Variable Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your Prospectus by deleting all references in your Prospectus to the EquiTrust Fund and EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus.

1.  On the cover page of your Prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

CILACVL08

2.  On the cover page of your Prospectus, the sixth paragraph is replaced with the following:

The Company has received the approval of the Securities and Exchange Commission (“SEC”) for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Policy. On August 18, 2011, we will automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Service Class 2) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount (the “Substitution”). We will forward separate notice of the date of the Substitution to affected Policyowners via U.S. mail.

3.  On page 12 of your Prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (1)
(expenses that are deducted from Investment Option assets) (2)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.90%

Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement (3)	0.35%	1.90%

(1)	Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawal to deter frequent trading activity.

(2)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, the minimum and maximum total annual Investment Option operating expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) charged by any of the Investment Options would have been 0.35% and 1.34%, respectively.

(3)	The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. 10 Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

4.  On page 13 of your Prospectus, the first sentence in the fourth paragraph under “The Variable Account” is replaced with the following:

The Variable Account currently has 34 Subaccounts but may, in the future, include additional subaccounts.

5.  On page 14 of your Prospectus, the fifth and sixth sentences in the third paragraph under “Investment Options” are replaced with the following:

You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Variable Product Service Center at 888-349-4658.

6.  On pages 16 and 17 of your Prospectus, the presentation of each “Portfolio” and its “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Fund II Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II Portfolio.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

7.  On page 46 of your Prospectus, the first paragraph under “The Substitution” is replaced with the following:

The Company has received the approval of the SEC for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Policy. On August 18, 2011, we will automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Service Class 2) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount. The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Policy on the date of the Substitution. We will forward separate notice of the date of the Substitution to affected Policyowners via U.S. mail.

8.  On page 54, the fourth paragraph under “Postponement of Payments” is replaced with the following:

If, under SEC rules, the Prime Money Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the Portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Policy, please contact your registered representative or our Variable Product Service Center toll free at 1-888-349-4658.

COUNTRY INVESTORS LIFE ASSURANCE COMPANY

COUNTRY Investors Variable Life Account
Supplement Dated July 18, 2011
to the
Prospectus for
Individual Flexible Premium Variable Life Insurance Policy
(Dated May 1, 2011)

This Supplement amends certain information contained in your variable life insurance policy (“Policy”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

As described in your Prospectus, on July 15, 2011, each portfolio of the EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Fund
Blue Chip Portfolio—Initial Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Initial Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Initial Class	Federated Capital Income Fund II

Money Market Portfolio—Initial Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Initial Class	Federated Quality Bond Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Variable Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your Prospectus by deleting all references in your Prospectus to the EquiTrust Fund and EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus.

1.     On the cover page of your Prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

2.  On the cover page of your Prospectus, the sixth paragraph is replaced with the following:

The Company has received the approval of the Securities and Exchange Commission (“SEC”) for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Policy. On August 18, 2011, we will

CILACVL

automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Initial Class) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount (the “Substitution”). We will forward separate notice of the date of the Substitution to affected Policyowners via U.S. mail.

3.  On page 12 of your Prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (1)
(expenses that are deducted from Investment Option assets) (2)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.90%

Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement (3)	0.10%	1.90%

(1)	Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawal to deter frequent trading activity.

(2)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, the minimum and maximum total annual Investment Option operating expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) charged by any of the Investment Options would have been 0.10% and 1.34%, respectively.

(3)	The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. Nine Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

4.  On page 13 of your Prospectus, the first sentence in the fourth paragraph under “The Variable Account” is replaced with the following:

The Variable Account currently has 33 Subaccounts but may, in the future, include additional subaccounts.

5.  On page 14 of your Prospectus, the fifth and sixth sentences in the third paragraph under “Investment Options” are replaced with the following:

You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Variable Product Service Center at 888-349-4658.

6.  On pages 16 and 17 of your Prospectus, the presentation of each “Portfolio” and its “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series.(1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Fund II Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio of the EquiTrust Variable Insurance Series Fund merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II Portfolio.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

7.  On pages 44 and 45 of your Prospectus, the first paragraph under “The Substitution” is replaced with the following:

The Company has received the approval of the SEC for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Policy. On August 18, 2011, we will automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Initial Class) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount. The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Policy on the date of the Substitution. We will forward separate notice of the date of the Substitution to affected Policyowners via U.S. mail.

8.  On page 52, the fourth paragraph under “Postponement of Payments” is replaced with the following:

If, under SEC rules, the Prime Money Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the Portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Policy, please contact your registered representative or our Variable Product Service Center toll free at 1-888-349-4658.

This registration statement incorporates herein by reference the prospectuses dated May 1, 2011, and the statement of additional information dated May 1, 2011, included in Post-Effective Amendment No. 14 to the registration statement on Form N-6 (File Nos. 333-106757/ 811-21394) filed on April 29, 2011, pursuant to paragraph (b) of Rule 485.

PART C
OTHER INFORMATION
Item 26. Exhibits
a.	Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(2)

b.	None.

c.	Distribution Agreement.(8)

d.	(1) Policy Form.(3)
(2)	Disability Waiver of Monthly Deduction Rider.(2)

(3)	Spouse Insurance Rider.(3)

(4)	Children’s Insurance Rider.(2)

(5)	Guaranteed Insurance Option Rider.(2)

(6)	Waiver of Specified Premium Rider(7)

(7)	Overloan Protection Rider(7)
e.	Policy Application.(3)

f.	(1) Certificate of Incorporation of the Company.(1)
(2)	By-Laws of the Company.(1)
g.	Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(4)

h.	(1) Participation Agreement relating to Equitrust Variable Insurance Series Fund.(4)
(a)	Amended Participation Agreement.(5)
(2)	Participation Agreement relating to Dreyfus Variable Investment Fund.(4)
(a)	Supplemental Agreement.(5)
(b)	Amendment to Fund Participation Agreement.(10)
(3)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. Fund and T. Rowe Price International Series, Inc.(4)

(4)	Participation Agreement relating to American Century Funds.(4)
(a)	Novation Agreement relating to American Century Investment Services, Inc.(8)
(5)	Participation Agreement relating to Fidelity Variable Insurance Products Funds.(4)

(6)	Participation Agreement relating to Franklin Templeton Funds.(4)
(a)	Amendment to Participation Agreement (4)
(b)	Amendment to Participation Agreement.(10)
(7)	Participation Agreement relating to JP Morgan Series Trust II.(4)
(a)	Amendment to Fund Participation Agreement.(5)
(8)	Participation Agreement relating to COUNTRY Mutual Funds Trust.(4)

(9)	Participation Agreement relating to DWS Variable Series I and DWS Variable Series II(8)
i.	(1) Second Variable Products Compliance and Accounting Agreement.(10)
(2)	Second Administrative Services Agreement.(10)
j.	(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(5)
(2)	American Century Shareholder Information Agreement (Rule 22c-2).(5)

(3)	Fidelity Shareholder Information Agreement (Rule 22c-2).(5)

(4)	Franklin Shareholder Information Agreement (Rule 22c-2).(5)

(5)	Summit Shareholder Information Agreement (Rule 22c-2).(5)

(6)	COUNTRY Shareholder Information Agreement (Rule 22c-2).(5)

(7)	Investment Advisory Agreement between COUNTRY Investors Life Assurance Company and Country Trust Bank.(6)

k.	Opinion and Consent of James M. Jacobs, Esquire.(10)

l.	None.

m.	None.

n.	(1) Consent of Ernst & Young LLP.(11)

(2)	Consent of Sutherland Asbill & Brennan LLP.(10)

(3)	Opinion and Consent of R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary.(11)

(4)	Power of Attorney.(9)

o.	None.

p.	None.

q.	(1) Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy (rates based on 2001 CSO Table).(10)

(2) Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy (rates based on 1980 CSO Table).(10)

(1)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 10, 2003.

(2)	Incorporated herein by reference to the Initial Filing of this Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on July 2, 2003.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on September 29, 2003.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 29, 2005.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 30, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 30, 2008.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on July 29, 2008.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 29, 2010.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on February 25, 2011.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 29, 2011.

(11)	Filed herein.

Item 27. Directors and Officers of the Depositor

Name and Principal
Business Address*	Positions and Offices
James A. Anderson	Director
Wayne Anderson	Director
Darryl R. Brinkmann	Director
Charles M. Cawley	Director
Dale Hadden	Director
Scott Halpin	Director
Chris Hausman	Director
Michael J. Kenyon	Director
David L. Meiss	Director
Richard D. Ochs	Director
J.C. Pool	Director
Terry A. Pope	Director
Chad K. Schutz	Director

Name and Principal
Business Address*	Positions and Offices
Troy Uphoff	Director
Steven G. Hosselton	Director
Randy J. Poskin	Director
David L. Serven	Director
Bradley A. Temple	Director
Philip T. Nelson	President & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President—Finance & Treasurer
James M. Jacobs	General Counsel, Secretary and Chief Legal Officer
John D. Blackburn	Chief Executive Officer
Barbara A. Baurer	Executive Vice President & Chief Operating Officer
David A. Magers	Executive Vice President & Chief Financial Officer
Doyle J. Williams	Executive Vice President & Chief Marketing Officer
Alan T. Reiss	Senior Vice President, Service Operations
Wade Harrison	Senior Vice President, Financial Service Operations
Paul V. Bishop	Senior Vice President Sales
Richard J. Beninati	Regional Vice President Agency, Western
R. Dale Hall	Vice President and Chief Life/Health Actuary
Peter J. Borowski	Vice President & Corporate Controller
Steven R. Denault	Senior Vice President, Human Resources & Communications
Keith Brannan	Vice President, Strategic Marketing & Financial Security Planning
Robert J. McDade	Vice President, Financial & Brokerage Solutions
Kevin Thompson	Regional Vice President Agency Central
Jon Voegele	Regional Vice President Agency, Illinois
Cherilyn Hardman-Sytar	Vice President, Marketing
Bruce Finks	Assistant Treasurer
Robert L. Sammer	Assistant Treasurer
Elaine Thacker	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Thomas B. Harris	Vice President—Life and Health Administration
Jeffery S. Koerner	Vice President

Name and Principal
Business Address*	Positions and Offices
Brian Piercy	Assistant Secretary
James Keist	Assistant Secretary
Chad Carpenter	Assistant Secretary
Matthew J. Kopff	Associate Controller
Steve McCoin	Associate Controller
James Swanson, M.D.	Medical Director

*	The principal business address of all persons listed, unless otherwise indicated, is 1701 N. Towanda Avenue, Bloomington, Illinois 61701.

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association. (CMIC)
2. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CCIC)
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CPIC)
4. Organized in Delaware as a business corporation. 26.34% of voting securities owned by COUNTRY Mutual Insurance Company and 26.34% of voting securities owned by COUNTRY Life Insurance Company. (Riverglass)
5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (MMAC)
6 Organized in Delaware as a limited liability company. 99.99% of voting securities owned by COUNTRY Mutual Insurance Company. (CCM)
7. Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (CSMIC)
8. Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company. (Shield)
9. Organized in Massachusetts as a mutual insurance company. Board and management control and 85.9% of guaranty capital owned by COUNTRY Mutual Insurance Company. (HMIC)
10. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem. (HOSIA)
11. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (MSIC)
12. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (CCSI)
13. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company. (Midfield)
14. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company. (MSIPIC)
15. Organized in Illinois as a business corporation. 98.8% of voting securities owned by Illinois Agricultural Association. (IAHC)
16. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co. (CLIC)
17. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company. (CILAC)
18. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company. (CCMC)
19. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company. (CTB)
20. Organized in Delaware as a business trust. Investment advisory agreement with COUNTRY Fund Management, a department of COUNTRY Trust Bank. (CMFT)
21. Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company. (CSLIC)
22. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (IASC)
23. Organized as a an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies. (IAACU)
24. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association. (IAAA)
25. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (IAA Foundation)
26. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (ASA)
27. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association. (PFD)
28. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc. (M-PD)
29. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ESJD)
30. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (PFD Supply)
31. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ICS)
32. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (GMS)
33. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Madison Farms)
34. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Hiland)
35. Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC. (Turner)
36. Organized in Missouri as a business corporation. 100% of voting securities owned by Hiland Dairy Foods Company, LLC. (Belfonte)
37. Organized in Missouri as a limited liability company. 25% of voting securities owned by Hiland Dairy Foods Company, LLC. (SkyPark)
38. Organized in Illinois as a limited liability company. 100% of voting securities owned by Hiland Foods Dairy, LLC. (Roberts Dairy)
39. Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association. (GMK)
40. Organized in Delaware under the General Corporation Act. 91.02% of voting securities owned by GROWMARK, Inc. and 8.98% of voting securities owned by FS Financial Services Corporation. (FS Risk)
41. Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc. (FS Preferred Ins. Co.)
42. Organized in Delaware under the General Corporation Act. 80% of voting securities owned by GROWMARK, Inc. (MID-CO)
43. Organized in Canada as a Partnership. 54% of voting securities owned by GROWMARK, Inc. (Great Lakes)
44. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (FS Financial)
45. Organized in Delaware as a limited liability company. 54% of voting securities owned by FS Financial Services Corporation. (Total Grain)
46. Organized in Delaware as a limited liability company. 54.55% of voting securities owned by FS Financial Services Corporation. (Western Grain)
47. Organized in Florida as a limited liability company. 50% of voting securities owned by FS Financial Services Corporation (CSE GMK)
48. Organized in Delaware as a limited liability company. 51% of voting securities owned by CSE GROWMARK, LLC. (Cornex)
49. Organized in Delaware as a limited liability company. 51% of voting securities owned by FS Financial Services Corporation and 49% of voting securities owned by Illinois Agricultural Association. (AgriVisor LLC)
50. Organized in Delaware as a limited liability company. 78% of voting securities owned by FS Financial Services Corporation. (Northern Grain)
51. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (FS Services)
52. Organized in Ontario under the Business Corporations Act. 7% of voting securities owned by FS Services Ontario, Ltd.. (Interprovencial)
53. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (GMK FS)
54. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (Proj. Explr. Mark II)
55. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by Project Explorer Mark II Corporation. (Malta Texo)
56. Organized in Delaware as a limited liability company. 10% of voting securities owned by Project Explorer Mark II Corporation. (Malta Ind.)
57. Organized in Delaware as a limited liability company. 100% of voting securities owned by Malta Industries, LLC. (Malta Holdings)
58. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (FS Partners)
59. Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc. (3098584 NS Co.)
60. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc. (GROW-AG)
61. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROW-AG, Inc. (FS Fuel)
62. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Seedway)
63. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (NewTech)
64. Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc. (Allied Seed)
65. Organized in Delaware under the General Corporation Act.. 100% of voting securities owned by GROWMARK, Inc. (Norfolk FS)
66. Organized in Canada under the Business Corporations Act. 100% of voting securities owned by Norfolk FS Partners, Inc. (3105194 NS Co.)
67. Organized in Canada under the Business Corporations Act. 60% of voting securities owned by 3105194 Nova Scotia Company. (Norfolk FS)
68. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (1105433 Ontario)
69. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc. (UPI)
70. Organized in Canada. 100% of voting securities owned by UPI, Inc. (UPI Holdings)
71. Organized in Canada as a limited liability partnership. 99.999% of voting securities owned by UPI, Inc. (UPI Energy)
72. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Case ‘N Drum)
73. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Dykstra)

* Organized in Illinois as a not-for-profit corporation. No	*** GROWMARK, Inc. owns voting stock
voting securities. No person controls it.	in approximately 28 of its Illinois member
companies.
12/31/10

Item 29. Indemnification
Each person who is or who shall hereafter become a director, officer or employee of the Company, and his administrators, executors, and heirs shall be indemnified by the Company, to the extent not prohibited by applicable law, against all judgments, decrees, orders and findings rendered or entered against him and all costs and expenses reasonably incurred by or imposed upon him, in connection with or resulting from any action, suit or proceeding, administrative or otherwise or threat thereof, to which he is or may be made a party by reason of his being or having been a director, officer or employee (whether or not he shall be a director, officer or employee at the time) excepting judgments, decrees, orders, findings, costs and expenses incurred or imposed in relation to matters as to which a recovery shall be had against him by reason of his having been finally adjudged in such action, suit or proceeding, administrative or otherwise liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director, officer or employee of liability to the company or its stockholders for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director, officer and employee and his administrators, executors, or heirs may be indemnified by the company against payments made including reasonable costs and expenses provided that such indemnification shall be conditioned upon the prior determination by a resolution of two-thirds (2/3) of those members of the Board of Directors of the Company who are not involved in the action, suit or proceeding that the director, officer or employee has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and provided further that if a majority of the members of the Board of Directors of the company are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers, directors, and employees may be entitled according to law.
The Company may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the company against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Company would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) COUNTRY Capital Management Company is the registrant’s principal underwriter and also serves as the principal underwriter to: COUNTRY Investors Variable Annuity Account, COUNTRY VP Growth Fund and COUNTRY VP Bond Fund.

(b) Officers and Managers of COUNTRY Capital Management Company

Name and Principal
Business Address*	Positions and Offices
Terry A. Pope	Director
Richard D. Ochs	Director
Michael J. Kenyon	Director
Philip T. Nelson	Chairman & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President—Finance & Treasurer
James M. Jacobs	General Counsel, Secretary and Chief Legal Officer
David A. Magers	Executive Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Robert J. McDade	FINRA Executive Representative and Chief Compliance Officer (as Broker-Dealer)
Thomas B. Harris	Assistant Secretary
John R. Novack	Assistant Secretary
Jill Boedigheimer	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Peter J. Borowski	Vice President & Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller
Steven R. Denault	Senior Vice President Human Resources & Corporate Communications

*	The principal business address of all of the persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(c)	Compensation from the Registrant

		(3)
	(2)	Compensation on
(1)	Net Underwriting	Events Occasioning	(4)	(5)
Name of Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation
COUNTRY Capital Management Company	$218,000	NA	NA	NA

Item 31. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1701 N. Towanda Avenue or 1705 N. Towanda Avenue, Bloomington, Illinois 61701, or 5400 University Avenue, West Des Moines, Iowa 50266.

Item 32. Management Services
VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. (“EquiTrust”) agrees to provide the Company with certain compliance and accounting functions with respect to the variable annuity contracts and variable universal life insurance policies issued by the Company. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values and preparing trial balances, financial reports and audit schedules. EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.
Item 33. Fee Representation
COUNTRY Investors Life Assurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant, COUNTRY Investors Variable Life Account certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bloomington, State of Illinois, on the 18th day of July, 2011.

Country Investors Life Assurance Company
By:	/s/ Philip T. Nelson
Philip T. Nelson
President COUNTRY Investors Life Assurance Company

Country Investors Variable Life Account
By:	/s/ Philip T. Nelson
Philip T. Nelson
President COUNTRY Investors Variable Life Account
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ Philip T. Nelson Philip T. Nelson	President and Director [Principal Executive Officer]	July 18, 2011

/s/ David A. Magers David A. Magers	Executive Vice President and Chief Financial Officer [Principal Financial Officer] [Principal Accounting Officer]	July 18, 2011

* James A. Anderson	Director	July 18, 2011

* Wayne Anderson	Director	July 18, 2011

* Darryl R. Brinkman	Director	July 18, 2011

* Charles M. Cawley	Director	July 18, 2011

* Dale Hadden	Director	July 18, 2011

* Chris Hausman	Director	July 18, 2011

Signature	Title	Date

* Bradley A. Temple	Director	July 18, 2011

* Chad K. Schutz	Director	July 18, 2011

* David L. Meiss	Director	July 18, 2011

* David L. Serven	Director	July 18, 2011

* J.C. Pool	Director	July 18, 2011

* Michael J. Kenyon	Director	July 18, 2011

* Randy J. Poskin	Director	July 18, 2011

* Richard D. Ochs	Director	July 18, 2011

* Richard Guebert Jr.	Vice President and Director	July 18, 2011

* Scott Halpin	Director	July 18, 2011

* Steven G. Hosselton	Director	July 18, 2011

* Terry A. Pope	Director	July 18, 2011

* Troy Uphoff	Director	July 18, 2011

*By:	/s/ James M. Jacobs
James M. Jacobs
Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

n.(1)	Consent of Ernst & Young LLP

n.(3)	Opinion and Consent of R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary